Deposits	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Deposits
Deposits

Total time deposits in denominations of $100,000 or greater was $72.2 billion at Dec. 31, 2015, and $46.5 billion at Dec. 31, 2014. At Dec. 31, 2015, the scheduled maturities of all time deposits are as follows: 2016 – $73.1 billion; 2017 – $2 million; 2018 – $2 million; 2019 – $- million; 2020 – $- million; and 2021 and thereafter – $1 million.